U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.       NAME AND ADDRESS OF ISSUER:

         Northstar Variable Trust
         Two Pickwick Plaza
         Greenwich, Connecticut  06830

2. NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): [ ]

         Northstar Variable Trust Growth Portfolio
         Northstar Variable Trust International Value Portfolio Northstar Variable Trust Income and Growth Portfolio Northstar Variable Trust High Yield Bond Portfolio Northstar Variable Trust Multi-Sector Bond Portfolio

3.       INVESTMENT COMPANY ACT FILE NUMBER:    811-8220
         SECURITIES ACT FILE NUMBER:    33-73140

4(a).    LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

         December 31, 1997

4(b). [ ] CHECK BOX IF THIS FORM IS BEING FILED LATE (i.e. MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2.)

         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).    [ ] CHECK BOX IF THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

5.       CALCULATION OF REGISTRATION FEE:

         (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD
                DURING THE FISCAL YEAR PURSUANT TO SECTION 24(F): $60,515,707

         (II)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
                REPURCHASED DURING THE FISCAL YEAR:               $23,221,421

         (III)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
                REPURCHASED DURING ANY PRIOR FISCAL YEAR
                ENDING NO EARLIER THAN OCTOBER 11,1995 THAT
                WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
                FEES PAYABLE TO THE COMMISSION:                   $0

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         (IV)   TOTAL AVAILABLE REDEMPTION CREDITS
                [ADD ITEMS 5(II) AND 5(III)]:                     $23,221,421

         (V)    NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM
                5(IV), [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:      $37,294,286

         (VI)   REDEMPTION CREDITS AVAILABLE FOR USE IN
                FUTURE YEARS - IF ITEM 5(I) IS LESS
                THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:

         (VII)  MULTIPLIER FOR DETERMINING REGISTRATION
                FEE (SEE INSTRUCTION C.9):                        x .000295

         (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY
                ITEM 5(VII)] (ENTER "0" IF NO FEE IS DUE):        $0.00*
                                                                  =====


6.       PREPAID SHARES

         IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: _0_. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: _0_.

7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D): $0

8.       TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
         [LINE 5(VIII) PLUS LINE 7]:                          $0.00*
                                                              ======

         * Registrant offers its shares exclusively to registered separate accounts of affiliated investment companies.

9.       DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
         COMMISSION'S LOCKBOX DEPOSITORY:                      N/A

         METHOD OF DELIVERY:

                           [  ]  WIRE TRANSFER
                           [  ]  MAIL OR OTHER MEANS

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacitY and on the date indicated.

By:  /S/  Stephanie L. Beckner**
     ---------------------------
                 Signature

       Stephanie L. Beckner, Secretary
       -------------------------------
                   Name and Title




Date:  March 17, 1998
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**PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.